Leases - Schedule of Lease Payments (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Payments [Abstract]
2025	$ 88,320
2026	70,179	$ 116,965
Total lease payments	158,499	187,144
Less: imputed interest	(5,188)	(7,194)
Total	$ 153,311	$ 179,950	$ 280,307